Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Parametric Commodity Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evmft_SupplementTextBlock

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2014

1. The following replaces the sentence on the front cover under “Parametric Commodity Strategy Fund”:

A diversified fund seeking total return

2. The following paragraph is deleted under “Principal Investment Strategies” in “Fund Summaries – Parametric Commodity Strategy Fund”:

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

June 10, 2014	15182 6.10.14

Parametric Commodity Strategy Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIPCX
Parametric Commodity Strategy Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAPCX